Fair Value Measurements	6 Months Ended
Jul. 02, 2023
Fair Value Disclosures [Abstract]
Fair Value Measurements	Fair Value Measurements
Fair value measurements are estimated based on valuations techniques and inputs categorized as follows:
•Level 1 – Quoted prices in active markets for identical assets or liabilities
•Level 2 – Significant other observable outputs
•Level 3 – Significant unobservable outputs
If the inputs used to measure the financial assets and liabilities fall within more than one level described above, the categorization is based on the lowest level input that is significant to the fair value measurement of the instrument.
The following fair value hierarchy table presents the components and classification of the Company’s financial assets and liabilities measured at fair value on a recurring basis:

	2022				2021
(Dollars in Millions)	Carrying Value	Level 1	Level 2	Level 3	Carrying Value	Level 1	Level 2	Level 3
Cash and cash equivalents:
Time deposits	$—	—	—	—	$32	—	32	—
Derivatives designated as cash flow hedges:
Assets:
Forward foreign exchange contracts	39	—	39	—	—	—	—	—
Interest rate swaps	29	—	29	—	—	—	—	—
Total	$68	$—	$68	$—	$—	$—	$—	$—
Liabilities:
Forward foreign exchange contracts	(15)	—	(15)	—	—	—	—	—
Interest rate swaps	(39)	—	(39)	—	—	—	—	—
Total	$(54)	$—	$(54)	$—	$—	$—	$—	$—
Net amount presented in Prepaid expenses and other receivables:	$14	$—	14	$—	$—	$—	$—	$—
The carrying amount of Cash and cash equivalents, trade receivable, Prepaid expenses and other receivables, and loans and notes payable approximated fair value as of January 1, 2023 and January 2, 2022. The fair value of forward foreign exchange contracts is the aggregation by currency of all future cash flows discounted to its present value at the prevailing market interest rates and subsequently converted to the U.S. Dollar at the current spot foreign exchange rate. The interest rate swaps are recorded at fair value that is derived from observable market data, including yield curves. All derivative instruments are classified as level 2 securities. The Company does not believe that fair values of these derivative instruments materially differ from the amounts that could be realized upon settlement or maturity, or that the changes in fair value will have a material effect on the Company’s results of operations, cash flows or financial position.
There were no transfers between Level 1, Level 2 or Level 3 during the fiscal years ended January 1, 2023 and January 2, 2022.
In certain jurisdictions, the Company uses forward foreign exchange contracts to manage its exposure to the variability of cash flows which are designated as cash flow hedges with changes in the fair value recorded in Accumulated other comprehensive loss.
To protect gross margins from fluctuations in foreign currency exchange rates, the Parent on behalf of its affiliates enter into forward foreign currency exchange contracts on behalf of the Company to hedge a portion of forecasted foreign currency assets and forecasted liabilities. Changes in the fair value of derivatives are recorded each period in earnings or other comprehensive income, depending on whether the derivative is designated as part of a hedge transaction, and if so, the type of hedge transaction.
The contracts that have been designated in hedging relationships are designated as cash flow hedges on the date of contract inception, in accordance with the appropriate accounting guidance. The terms of these contracts are generally 12 months to 18 months. At inception, all designated hedging relationships are expected to be highly effective. Foreign exchange contracts designated as cash flow hedges are accounted for under the forward method and all gains/losses associated with these contracts are recorded in other comprehensive income. The Company recognizes its portion of the net allocated gains and losses when the amounts are reclassified to income, which is at the time the inventory is sold to the customer. The gains and losses relating to these contracts have been allocated to the Company based on the amount of forecasted purchases and included in Net sales or Cost of sales.
The Parent on behalf of its affiliates also enters into forward currency exchange contracts to offset the foreign currency exposure related to the settlement of intercompany payables and receivables of the Company. The net allocated gains and losses related to these contracts are recognized within Other expense (income), net.
During 2022 and in anticipation of the Company operating as a standalone entity, it has started entering into forward foreign currency exchange contracts to hedge a portion of forecasted foreign currency assets and forecasted liabilities.
The Company expects that substantially all of the amounts related to forward foreign exchange contracts will be reclassified into earnings over the next 12 months as a result of transactions that are expected to occur over that period. The maximum length of time over which the Company is hedging transaction exposure is 18 months. The amount ultimately realized in earnings may differ as foreign exchange rates change. Realized gains and losses are ultimately determined by actual exchange rates at maturity of the derivative.
In the fourth quarter of 2022, the Company entered into forward starting interest rate swaps in contemplation of securing long-term financing for the Separation or for other long-term financing purposes in the event the Separation does not occur. The Company designated these derivatives as cash flow hedges to reduce future interest rate exposure related to changes in the benchmark interest rate on forecasted 5-year, 10-year, and 30-year bonds that the Company expects to issue in 2023. Changes in the fair value of the forward interest swaps are currently recorded in Accumulated other comprehensive loss and will be reclassified into Other expense (income), net when the hedged interest payments affect earnings.
The fair value of the Company’s foreign currency exchange contracts and interest rate swaps as of January 1, 2023, are included in Prepaid expenses and other receivables within the Combined Balance Sheets. As of January 1, 2023, the balance of deferred net gain on derivatives included in accumulated other comprehensive income was $10 million after-tax.
The following table sets forth the notional amounts of the Company’s outstanding derivative instruments:

	January 1, 2023
	Forward foreign exchange contracts	Interest rate swaps	Total
Cash Flow Hedges	$1,768	$2,400	$4,168
On an ongoing basis, the Company assesses whether each derivative continues to be highly effective in offsetting changes of hedged items. If and when a derivative is no longer expected to be highly effective, hedge accounting is discontinued. Cash flows from derivatives designated in hedging relationships are reflected in the Combined Statement of Cash Flows consistent with the presentation of the hedged item. The following table is a summary of the activity related to derivatives and hedges for fiscal years 2022, 2021 and 2020, net of tax.

	2022			2021			2020
	Net Sales	Cost of sales	Other expense (income), net	Net Sales	Cost of sales	Other expense (income), net	Net Sales	Cost of sales	Other expense (income), net
Gain (loss) on cash flow hedges	$21	12	30	11	(23)	(21)	(2)	(3)	10
Gain (loss) on forward currency exchange contracts not designated as hedges	$—	—	33	—	—	(15)	—	—	(34)
Credit Risk
The Company is exposed to the risk of credit loss in the event of nonperformance by counterparties to financial instrument contracts; however, nonperformance is considered unlikely and any nonperformance is unlikely to be material as it is the Company’s policy to contract with diverse, credit-worthy counterparties based upon both strong credit ratings and other credit considerations.
Investments in equity securitiesThe Company measures equity investments without readily determinable fair values at cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer. Such investments were $66 million and $74 million as of January 1, 2023 and January 2, 2022, respectively, and are included in Other assets on the Combined Balance Sheets.Fair Value Measurements
Fair value measurements are estimated based on valuations techniques and inputs categorized as follows:
•Level 1 – Quoted prices in active markets for identical assets or liabilities
•Level 2 – Significant other observable inputs
•Level 3 – Significant unobservable inputs
If the inputs used to measure the financial assets and liabilities fall within more than one level described above, the categorization is based on the lowest level input that is significant to the fair value measurement of the instrument.
The following fair value hierarchy table presents the components and classification of the Company’s financial assets and liabilities measured at fair value on a recurring basis:

	July 2, 2023				January 1, 2023
(Dollars in Millions)	Carrying Value	Level 1	Level 2	Level 3	Carrying Value	Level 1	Level 2	Level 3
Assets:
Forward foreign exchange contracts	$66	$—	$66	$—	$39	$—	$39	$—
Interest rate swaps	—	—	—	—	29	—	29	—
Total	66	—	66	—	68	—	68	—
Liabilities:
Forward foreign exchange contracts	$(48)	—	(48)	—	(15)	—	(15)	—
Interest rate swaps	—	—	—	—	(39)	—	(39)	—
Total	(48)	—	(48)	—	(54)	—	(54)	—
Net amount presented in Prepaid expenses and other receivables:	$18	$—	$18	$—	$14	$—	$14	$—
The carrying amount of Cash and cash equivalents, Trade receivables, Prepaid expenses and other receivables, and Loans and notes payable approximated fair value as of July 2, 2023 and January 1, 2023. The fair value of forward foreign exchange contracts is the aggregation by currency of all future cash flows discounted to its present value at the prevailing market interest rates and subsequently converted to the U.S. dollar at the current spot foreign exchange rate. The interest rate swaps are recorded at fair value that is derived from observable market data, including yield curves. All derivative instruments are classified as Level 2 securities.
There were no transfers between Level 1, Level 2, or Level 3 during the fiscal three and six months ended July 2, 2023 and fiscal year ended January 1, 2023.
The following table sets forth the notional amounts of the Company’s outstanding derivative instruments:

	July 2, 2023			January 1, 2023
(Dollars in Millions)	Forward foreign exchange contracts	Interest rate swaps	Total	Forward foreign exchange contracts	Interest rate swaps	Total
Cash flow hedges	$3,307	$—	$3,307	$1,768	$2,400	$4,168
Undesignated forward foreign exchange contracts	$578	$—	$578	$—	$—	$—
Net investment hedges	$10	$—	$10	$—	$—	$—
For the three and six months ended July 2, 2023, the Company recorded after-tax deferred net gain (loss) on derivatives of $(8) million and $31 million, respectively, in Accumulated other comprehensive loss. For the three and six months ended July 3, 2022, the Company recorded after-tax deferred net gain (loss) on derivatives of $1 million and $(3) million, respectively, in Accumulated other comprehensive loss.
Forward Foreign Exchange Contracts
In certain jurisdictions, the Company uses forward foreign exchange contracts to manage its exposures to the variability of foreign exchange rates. Changes in the fair value of derivatives are recorded each period in earnings or Other comprehensive income (loss), depending on whether the derivative is designated as part of a hedge transaction, and if so, the type of hedge transaction.
Since 2022, the Company has entered into forward foreign exchange contracts to hedge a portion of forecasted cash flows denominated in foreign currency. The terms of these contracts are generally 12 months to 18 months. These contracts are designated as cash flow hedging relationships at the date of contract inception, in accordance with the appropriate accounting guidance. At inception, all designated hedging relationships are expected to be highly effective. These contracts are accounted for using the forward method and all gains/losses associated with these contracts are recorded in Other comprehensive income (loss). The Company reclassifies the gains and losses related to these contracts at the time the inventory is sold to the customer into Net sales or Cost of sales and Other expense (income), net on the Company’s Condensed Consolidated Statements of Operations, as applicable.
The following table is a summary of gains and losses on forward foreign exchange contracts designated as cash flow hedges within Other comprehensive income (loss) and amount reclassified into earnings:

	Fiscal Three Months Ended		Fiscal Six Months Ended
	July 2, 2023	July 3, 2022	July 2, 2023	July 3, 2022
Gain (loss) recognized in Other comprehensive income (loss)	$(17)	$1	$—	$(2)
Gain (loss) reclassified from Other comprehensive income (loss) to earnings	$(6)	$(1)	$5	$—
The following tables are a summary of the reclassifications to Net Income related to the Company’s forward foreign exchange contracts for the fiscal three and six months ended July 2, 2023 and July 3, 2022:

	Fiscal Three Months Ended
	July 2, 2023			July 3, 2022
(Dollars in Millions)	Net Sales	Cost of Sales	Other (income) expense, net	Net Sales	Cost of Sales	Other (income) expense, net
Gain (loss) on cash flow hedges	$(1)	$(3)	$(2)	$8	$3	$12
Gain (loss) on forward currency exchange contracts not designated as hedges	$—	$—	$(2)	$—	$—	$(1)

	Fiscal Six Months Ended
	July 2, 2023			July 3, 2022
(Dollars in Millions)	Net Sales	Cost of Sales	Other (income) expense, net	Net Sales	Cost of Sales	Other (income) expense, net
Gain (loss) on cash flow hedges	$—	$7	$(2)	11	3	10
Gain on forward currency exchange contracts not designated as hedges	$—	$—	$4	—	—	7
The fair value of the Company’s foreign currency exchange contracts as of July 2, 2023 was included in Prepaid expenses and other receivables, on the Company’s Condensed Consolidated Balance Sheets.
Since 2022, the Company has entered into forward currency exchange contracts to offset the foreign currency exposure related to the settlement of payables and receivables of the Company. These contracts are not designated as cash flow hedging relationships, and the net allocated gains and losses related to these contracts were recognized within Other expense (income), net on the Company’s Condensed Consolidated Statements of Operations. As of July 2, 2023 and January 1, 2023, respectively, the Company held forward foreign exchange contracts that were not designated in cash flow hedging relationships of $1 million and $0 million, respectively.
Forward Starting Interest Rate Swaps
Beginning in the fourth quarter of 2022, the Company entered into forward starting interest rate swaps in contemplation of securing long-term financing for the Separation or for other long-term financing purposes in the event the Separation did not occur. The Company designated these derivatives as cash flow hedges to reduce future interest rate exposure related to changes in the benchmark interest rate on forecasted 5-year, 10-year, and 30-year bonds that the Company issued in 2023. During the fiscal six months ended July 2, 2023, the Company recorded a gain of approximately $48 million in Accumulated other comprehensive loss. Upon the issuance of the forecasted debt, the Company settled its forward starting interest rate swaps and received $38 million in cash. The gain in Accumulated other comprehensive loss will be amortized and recorded in Other expense (income), net on the Company’s Condensed Consolidated Statements of Operations over the life of the 5-year, 10-year, and 30-year bonds. For the fiscal three and six months ended July 2, 2023, we reclassified $1 million and $2 million, respectively, from Other comprehensive income (loss) to the Condensed Consolidated Statements of Operations.
Net Investment Hedges
The Company designated certain forward currency exchange contracts as net investment hedges to mitigate foreign exchange exposure related to non-U.S. dollar net investments in certain foreign subsidiaries against changes in foreign exchange rates. During the fiscal three and six months ended July 2, 2023 and July 3, 2022, the Company designated as a net investment hedge a forward currency exchange contract to sell foreign currency (denominated in the local currency of the affiliate) at specified forward rates. These contracts are accounted for using the spot method with changes in the fair value of the contracts attributable to changes in spot rates recorded in Other comprehensive income (loss) (CTA). Changes in the fair value attributable to time value (“excluded components”) are initially recorded to Other comprehensive income (loss) (CTA) and are recognized within Other expense (income), net on the Company’s Condensed Consolidated Statements of Operations ratably over the life of the contract. The fair value of the contracts designated in net investment hedges in liabilities position at July 2, 2023 and January 1, 2023 were $2 million and $0 million, respectively.
Effectiveness
On an ongoing basis, the Company assesses whether each derivative continues to be highly effective in offsetting changes of hedged items. When a derivative is no longer expected to be highly effective, hedge accounting is discontinued.
Statement of Cash Flows
Cash flows from derivatives designated in hedging relationships are reflected in the Condensed Consolidated Statements of Cash Flows consistent with the presentation of the hedged item. Cash flows from derivatives that were not accounted for as designated hedging relationships reflect the classification of the cash flows associated with the activities being economically hedged.
Credit Risk
The Company is exposed to the risk of credit loss in the event of nonperformance by counterparties to financial instrument contracts; however, nonperformance is considered unlikely and any nonperformance is unlikely to be material as it is the Company’s policy to contract with diverse, credit-worthy counterparties based upon both strong credit ratings and other credit considerations. The Company has negotiated International Swaps and Derivatives Association, Inc. master agreements with its counterparties, which contain master netting provisions providing the legal right and ability to offset exposures across trades with each counterparty. Given the rights provided by these contracts, the Company presents derivative balances based on its “net” counterparty exposure. These agreements do not require the posting of collateral.
Investments in Equity Securities
The Company measures equity investments without readily determinable fair values at cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer. As of July 2, 2023 and January 1, 2023, such investments totaled $78 million and $56 million, respectively, and were included in Other assets on the Condensed Consolidated Balance Sheets.